UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06120

THE FIRST ISRAEL FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2008 to September 30, 2008

Item 1:           Schedule of Investments

The First Israel Fund, Inc.

Schedule of Investments

September 30, 2008 (unaudited)

	No. of
Description	Shares	Value
EQUITY OR EQUITY-LINKED SECURITIES-97.70%
Israel-97.19%
Aerospace & Defense-1.89%
Elbit Systems Ltd.	11,000	$574,289
FMS Enterprises Migun Ltd.	18,998	577,420
Rabintex Industries Ltd.	78,569	142,212
		1,293,921
Airlines-0.13%
EL AL Israel Airlines	275,000	92,623

Beverages-0.25%
Mayanot Eden Ltd.	40,000	169,443

Capital Markets-1.41%
IBI Investment House Ltd.	100,000	815,345
Poalim IBI Management	112,600	146,760
		962,105
Chemicals-8.17%
Israel Chemicals Ltd.	291,500	4,075,162
Makhteshim-Agan Industries Ltd.	240,000	1,514,699
		5,589,861
Commercial Banks-14.44%
Bank Hapoalim Ltd.	1,100,000	3,260,180
Bank Leumi Le-Israel Ltd.	1,197,500	4,079,949
F.I.B.I. Holdings Ltd.	27,500	353,725
First International Bank of Israel Ltd.	100,000	173,147
Israel Discount Bank Ltd., Class A	950,000	1,390,702
United Mizrahi Bank Ltd.	100,000	624,538
		9,882,241
Commercial Services & Supplies-0.56%
Global Wire Ltd.†	100,000	102,263
Leadcom Integrated Solutions Ltd.	250,000	54,960
Tefen Industrial Engineering & Management & Systems Analysis Ltd.†	60,000	224,234
		381,457
Communications Equipment-1.87%
AudioCodes Ltd.†	73,822	192,149
Internet Gold Golden Lines Ltd.†	17,500	102,288
NICE Systems Ltd., ADR†	20,000	544,800
Radvision Ltd .†	5,000	31,097
RADWARE Ltd.†	49,300	410,669
		1,281,003
Construction & Engineering-2.57%
Housing & Construction Holdings Ltd.†	1,200,000	1,411,891
Maman Cargo Terminal & Handling Ltd.	44,982	63,441
Minrav Holdings Ltd.†	7,290	286,569
		1,761,901
Diversified Financial Services-4.22%
Ampal-American Israel Corp., Class A†	126,800	391,812
Habas†	60,000	118,108
Kardan NV	50,000	387,600
The Israel Corp., Ltd.	2,425	1,755,388
Marathon Investments Ltd.†	150,000	51,340
Polar Investments Ltd.†	31,000	180,468
		2,884,716
Diversified Telecommunication Services-6.54%
Bezeq Israeli Telecommunication Corporation Ltd.	2,520,000	4,473,613

Electrical Equipment & Instruments-3.61%
Electra (Israel) Ltd.	3,750	345,768
Elron Electronic Industries Ltd.†	48,750	235,478
Melta Inter Industry Ltd.	162,500	203,388
Nisko Industries (1992) Ltd.†	50,000	163,656
Orbotech, Ltd.†	66,755	533,372
PCB Technologies Ltd,	30,000	15,802
Priortech Ltd.†	112,500	290,860
Rapac Electronics Ltd.	107,500	283,382
Starlims Technologies Ltd.	39,343	243,064
Telsys Ltd.	42,500	156,140
		2,470,910
Food & Staples Retailing-1.00%
Blue Square Chain Investments & Properties Ltd.†	90,000	606,599
Gan Shmuel Food Industries	16,940	77,731
		684,330

Health Care Equipment & Supplies-0.41%
Medtechnica Ltd.	39,860	182,572
Shamir Optical Industry Ltd.	15,082	97,357
		279,929
Health Care Technology-0.19%
Procognia (Israel) Ltd.†	600,000	129,566

Household Durables-2.07%
Africa Israel Investments Ltd. (Shares 0.1)	15,000	379,105
Elco Holdings Ltd.	108,500	1,036,558
		1,415,663
Household Products-0.65%
Albad Massuot Yitzhak Ltd.	54,937	446,493

Industrial Conglomerates-4.23%
Clal Industries Ltd.	177,500	587,617
Delek Group Ltd.	3,875	313,215
Discount Investment Corporation	20,000	364,467
Granite Hacarmel Investments Ltd.†	143,750	381,160
IDB Development Corporation Ltd.	12,333	162,147
IDB Holding Corporation Ltd.	37,500	677,626
Koor Industries Ltd.	10,000	406,608
		2,892,840
Insurance-7.84%
Clal Insurance Enterprise Holdings Ltd.	50,000	682,709
Harel Insurance Investments Ltd.	110,500	4,508,175
Menorah Mivtachim Holdings Ltd.	15,000	106,089
Migdal Insurance & Financial Hodling Ltd.	62,500	66,661
		5,363,634
Investment & Holding Companies-0.28%
Kaman Holdings Mendelson Group Ltd.	64,678	190,229
The Renaissance Fund LDC†^	60	3,455
		193,684
Machinery-0.13%
Plasson Ltd.	6,250	92,294

Metals & Mining-0.52%
Africa Israel Industries Ltd.	5,805	250,978
Scope Metals Group Ltd.	9,000	106,117
		357,095
Oil, Gas & Consumable Fuels-0.47%
JOEL†	21,250	164,639
Oil Refineries Ltd.	275,000	159,862
		324,501
Paper & Forest Products-0.53%
Hadera Paper Ltd.	6,088	364,075

Pharmaceuticals-14.31%
Bioline RX Ltd.†	477,465	235,527
DeveloGen AG†^^	50	910
Perrigo Co.	62,500	2,461,531
Teva Pharmaceutical Industries Ltd., ADR §	155,000	7,097,450
		9,795,418
Real Estate Management & Development-3.25%
Africa Israel Properties Ltd.†	8,000	204,220
Elbit Imaging Ltd.	15,750	295,018
Gazit Globe (1982) Ltd.	90,000	657,308
Industrial Buildings Corporation Ltd.	276,839	483,346
Jerusalem Economic Corporation Ltd.†	37,000	300,143
Mishorim Development Group†	27,500	61,593
Property & Building Corporation Ltd.	4,000	222,845
		2,224,473
Road & Rail-0.99%
Dan Vehicle & Transportation	97,500	658,577
Raval Acs Ltd.	12,500	18,786
		677,363
Semiconductor & Semiconductor Equipment-1.21%
Camtek Ltd.†	29,400	24,696
DSP Group Inc.†	105,000	803,250
		827,946
Software-4.97%
Aladdin Knowledge Systems Ltd.	28,254	372,259
Babylon Ltd.†	50,000	67,910
Check Point Software Technologies Ltd.†	75,000	1,705,500
ECtel Ltd.†	899	1,205
Formula Systems (1985) Ltd.†	82,500	881,472
Formula Vision Technologies Ltd.†	161,240	12,619
MIND C.T.I. Ltd.	72,200	78,698
ORT Technologies Ltd.	50,000	279,924
		3,399,587
Specialty Retail-0.39%
Dor Alon Energy in Israel (1988) Ltd.	14,996	165,859

Golf & Co., Ltd.	22,500	98,408
		264,267
Textiles, Apparel & Luxury Goods-0.49%
Fox Wizel Ltd .	75,000	234,045
Tefron Ltd.	57,500	101,532
		335,577
Venture Capital-7.60%
ABS GE Capital Giza Fund, L.P.†^	1,250,001	200,050
Advent Israel (Bermuda) L.P.†^	1,682,293	41,563
BPA Israel Ventures LLC†^#	1,674,588	955,917
Concord Ventures II Fund L.P.†^	2,000,000	487,898
Delta Fund I, L.P.†^	250,440	143,489
Formula Ventures L.P.†^	1,000,000	9,740
Giza GE Venture Fund III L.P.†^	1,250,000	686,525
K.T. Concord Venture Fund L.P.†^	1,000,000	160,442
Neurone Ventures II, L.P.†^#	663,684	194,579
Pitango Fund II LLC†^	1,000,000	203,612
SVE Star Ventures Enterprises GmbH & Co. No. IX KG†^	2,001,470	1,019,549
Walden-Israel Ventures III, L.P.†^#	1,249,188	1,094,226
		5,197,590
Total Israel
(Cost $59,875,353)		66,510,119

Global-0.51%
Venture Capital-0.51%
Emerging Markets Ventures I, L.P. (Cost $842,778)†^#	2,237,292	352,888

TOTAL EQUITY OR EQUITY-LINKED SECURITIES (Cost $60,718,131)		66,863,007

	Principal
	Amount (000's)
SHORT-TERM INVESTMENT-3.95%
Grand Cayman-1.90%
Citibank N.A., overnight deposit, 3.22%, 10/1/08
(Cost $1,298,000)	$1,298	1,298,000

United States-2.05%
Brown Brothers Investment Trust Securities Lending Fund, 3.07%, 10/01/08 §§
(Cost $1,404,000)	1,404	1,404,000

Total Short-Term Investments
(Cost $2,702,000)		2,702,000

Total Investments-101.65%
(Cost $63,420,131)		69,565,007

Liabilities in Excess of Cash and Other Assets-(1.65)%		(1,132,902)

NET ASSETS-100.00%		$68,432,105

†	Non-income producing security.
^

Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

^^

Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

#	As of September 30, 2008, the aggregate amount of open commitments for the Fund is $1,111,432.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.
ADR	American Depositary Receipts.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. At September 30, 2008, the Fund held 8.12% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $10,938,216 and fair value of $5,554,843. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under a compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the fund or the current carrying values, and the difference could be material.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values.

Security	Number of Shares	Acquisition Date(s)	Cost	Fair Value At 09/30/08	Value per Share	Percent of Net Assets	Distributions Received	Open Commitments

ABS GE Capital Giza Fund, L.P.	1,250,001	02/03/98-02/13/02	$985,303	$200,050	$0.16	0.29	$1,605,498	—

Advent Israel (Bermuda) L.P.	1,682,293	06/16/93-01/16/98	1,436,643	41,563	0.02	0.06	3,851,769	—

BPA Israel Ventures LLC	1,674,588	10/05/00 -12/09/05	1,187,968	955,917	0.57	1.40	—	$625,412

Concord Ventures Fund II, L.P.	2,000,000	03/29/00-12/15/06	1,316,619	487,898	0.24	0.71	129,290	—

Delta Fund I, L.P.	250,440	11/15/00-03/28/07	168,032	143,489	0.57	0.21	52,937	—

Emerging Markets Ventures L.P.	2,237,292	01/22/98-01/10/06	842,778	352,888	0.16	0.52	2,431,185	262,708

Formula Ventures L.P.	1,000,000	08/06/99-06/14/04	92,112	9,740	0.01	0.01	331,080	—

Giza GE Venture Fund III, L.P.	1,250,000	1/31/00-11/23/06	828,929	686,525	0.55	1.00	290,619	—

K.T. Concord Venture Fund L.P.	1,000,000	12/08/97-09/29/00	634,689	160,442	0.16	0.23	620,517	—

Neurone Ventures II, L.P.	663,684	11/24/00-11/12/07	174,348	194,579	0.29	0.28	282,696	97,500

Pitango Fund II LLC	1,000,000	10/31/96-08/01/01	388,547	203,612	0.20	0.30	1,175,618	—

SVE Star Ventures Enterprises GmbH & Co. No. IX KG	2,001,470	12/21/00-08/06/07	1,536,590	1,019549	0.51	1.49	380,279	—

The Renaissance Fund LDC	60	03/30/94-03/21/97	193,756	3,455	57.58	0.01	586,059	—

Walden-Israel Ventures III, L.P.	1,249,188	02/23/01-11/02/06	759,901	1,094,226	0.88	1.60	942,976	125,812
Total			$10,546,215	$5,553,933		8.11	$12,680,523	1,111,432

The Fund may incur certain costs in connecting with the disposition of the above securities.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$12,002,020	$—
Level 2 - Other Significant Observable Inputs	49,306,144	—
Level 3 - Significant Unobservable Inputs	5,554,843	—
Total	$66,863,007	$—

*Other financial instruments include futures, forwards, and swap contracts.

As of September 30, 2008, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to 8.12% of net assets.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments*
Balance as of 12/31/07	$6,084,747	$—
Accrued discounts/ premiums	—	—
Realized gain/loss and change in unrealized appreciation	(208,760)	—
Net purchases/sales	(321,144)	—
Net transfers in and/or out of Level 3	—	—
Balance as of 09/30/08	$5,554,843	—
Net change in unrealized appreciation from investments still held as of 09/30/08	14,689	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost - At September 30, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $63,420,131, $22,988,017, $(16,843,141) and $6,144,876, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                  Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                  Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FIRST ISRAEL FUND, INC.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	November 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	November 14, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 14, 2008